UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22445

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

 (Exact name of registrant as specified in charter)

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

100 Limestone Plaza

 Fayetteville,  NY 13066

(Address of principal executive offices)(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE  19901

(Name and address of agent for service)

Registrant's telephone number, including area code: (315) 234-9716

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

APRIL 30, 2012

(UNAUDITED)

Pinnacle Capital Management Balanced Fund

Portfolio Illustration

April 30, 2012 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.

The underlying securities are represented as a percentage of the portfolio of investments.

	Pinnacle Capital Management Balanced Fund
	Schedule of Investments
	April 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 64.40%

Accident & Health Insurance - 2.17%
2,403	Aflac, Inc.	$ 108,231

Air Courier Services - 2.27%
1,283	FedEx Corp.	113,212

Aircraft Engines & Engine Parts - 2.11%
1,286	United Technologies Corp.	104,989

Balls & Roller Bearings - 2.62%
2,308	Timken Co.	130,425

Beverages - 1.84%
2,822	Embotelladora Andina S.A. ADR (Chile)	91,715

Biological Products (No Diagnostic Substances) - 2.10%
2,253	Life Technologies Corp. *	104,449

Breweries - 2.18%
2,568	SABMiller PLC SP ADR	108,549

Computer & Office Equipment - 2.22%
533	International Business Machines Corp.	110,374

Computer Peripheral Equipment, NEC - 2.10%
13,448	Xerox Corp.	104,625

Computer Storage Devices - 2.17%
3,835	EMC Corp. *	108,185

Construction Machinery & Equipment - 2.01%
976	Caterpillar, Inc.	100,304

Credit Services - 1.58%
1,919	First Cash Financial Services, Inc. *	78,602

Crude Petroleum & Natural Gas - 2.41%
1,249	Apache Corp.	119,829

Electric & Other Electrical Equipment - 2.38%
6,066	General Electric Co.	118,772

Food and Kindred Products - 3.97%
2,050	Kraft Foods, Inc.	81,734
3,378	Unilever Plc. ADR	115,933
		197,667
General Industrial Machinery & Equipment, Nec - 1.83%
1,530	Pall Corp.	91,203

Grain Mill Products - 2.14%
2,110	Kellogg Co.	106,703

Grocery Stores - 2.24%
2,367	Companhia Brasileira de Distribuicao Class A (Brazil)	111,320

Meat Products - 1.89%
5,117	Brasil Foods S.A. ADR	94,306

Pharmaceutical Preparations - 4.63%
5,258	Mylan, Inc. *	114,046
2,552	Teva Pharmaceutical Industries Ltd. ADR	116,792
		230,838
Pumps & Pumping Equipment - 3.83%
4,299	ITT Corp.	96,556
3,380	Xylem, Inc.	94,234
		190,790
Refuse Systems - 1.87%
2,723	Waste Management, Inc.	93,127

Semiconductors & Related Devices - 2.08%
3,656	Intel Corp.	103,812

Services-Computer Integrated Systems Design - 1.73%
1,413	Caci International, Inc. Class A *	86,377

Services-Miscellaneous Amusement & Recreation - 2.09%
2,411	Walt Disney Co.	103,938

Services-Prepackaged Software - 4.05%
3,338	Microsoft Corp.	106,866
1,636	Intuit, Inc.	94,839
		201,705
Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 1.89%
2,135	World Fuel Services Corp.	94,068

TOTAL FOR COMMON STOCK (Cost $2,969,785) - 64.40%		3,208,115

CORPORATE BONDS - 21.53%

Commercial Banks-Central US - 0.63%
25,000	LaSalle Bank NA BAC 2.50% 10/8/2013	31,492

Consumer Products-Misc. - 1.40%
60,000	Clorox Co. 5.95% 10/15/2017	69,949

Data Processing/Mgmt. - 0.63%
30,000	Dun & Bradstreet Corp. 6.00% 4/1/2013	31,382

Diversified Banking Inst. - 1.02%
25,000	JP Morgan Chase & Co. 5.25% 5/1/2015	27,367
25,000	Morgan Stanley 4.975% 3/1/2020 **	23,250
		50,617
Electric Products-Misc. - 2.58%
108,000	Emerson Electric Co. 5.375% 10/15/2017	128,383

Electric-Integrated - 2.25%
45,000	Empresa Nacional De Electric 8.625% 8/1/2015	53,362
50,000	Public Service Electric & Gas 6.75% 1/1/2016	58,708
		112,070
Finance-Commercial - 1.40%
70,000	Transamerica Fin. Corp. 0.00% 9/1/2012 ***	69,475

Finance-Consumer Loans - 0.91%
42,000	HSBC Finance Corp. 5.60% 2/15/2018	45,506

Finance-Credit Card - 2.50%
120,000	American Express Credit Co. 2.75% 9/15/2015	124,512

Finance-Invest Bnkr/Brkr - 1.04%
50,000	Merrill Lynch & Co. 5.00% 2/3/2014	51,637

Retail-Restaurants - 0.87%
40,000	Yum! Brands Inc. 4.25% 9/15/2015	43,490

Super-Regional Banks US - 1.51%
70,000	Wells Fargo & Co. 5.00% 11/15/2014	75,320

Telephone-Integrated - 2.44%
100,000	Verizon Communications 6.10% 4/15/2018	121,445

Transport-Equipment & Leasing - 2.35%
32,000	Gatx Corp. 4.75% 10/1/2012	32,466
75,000	Gatx Corp. 8.75% 05/15/2014	84,776
		117,242

TOTAL FOR CORPORATE BONDS (Cost $1,031,580) - 21.53%		1,072,520

EXCHANGE TRADED FUNDS - 2.89%
3,622	SPDR Barclays Capital High Yield Bond	143,902

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $143,395) - 2.89%		143,902

OPEN-END FUNDS - 3.18%
16,089	Fidelity Floating Rate High Income Fund	158,317

TOTAL FOR OPEN-END FUNDS (Cost $ 155,715) - 3.18%		158,317

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 4.02%
100,000	United States Treasury Notes 0.875% 12/31/2016	100,594
100,000	United States Treasury Notes 0.25% 02/15/2015	99,664
		200,258

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $ 199,725) - 4.02%		200,258

SHORT TERM INVESTMENTS - 3.97%
197,932	Fidelity Institutional Money Market Portfolio 0.18% ** (Cost $197,932)	197,932

TOTAL INVESTMENTS (Cost $4,698,132) - 99.99%		4,981,044

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.01%		706

NET ASSETS - 100.00%		$ 4,981,750

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the yield at April 30, 2012.
*** Zero coupon bond reflects effective yield on date of purchase.
The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Statement of Assets and Liabilities
April 30, 2012 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $4,698,132)	$ 4,981,044
Cash	500
Receivables:
Dividends and Interest	11,566
Total Assets	4,993,110
Liabilities:
Payables:
Accrued Adviser Fees	2,926
Accrued Service Fees	936
Distribution Fees	7,498
Total Liabilities	11,360
Net Assets	$ 4,981,750

Net Assets Consist of:
Paid In Capital	$ 4,855,577
Accumulated Undistributed Net Investment Loss	(172)
Accumulated Net Realized Loss on Investments	(156,567)
Net Unrealized Appreciation in Value of Investments	282,912
Net Assets, for 485,929 Shares Outstanding (unlimited shares authorized)	$ 4,981,750

Net Asset Value	$ 10.25

Minimum Redemption Price Per Share ($10.25 x 0.99) *	$ 10.15

Maximum Redemption Price Per Share with CDSC Fee ($10.25 x 0.99) *	$ 10.15

* The Fund will impose a 1.00% redemption fee on shares redeemed within
60 days of purchase. In addition, redemptions may be subject to a 1.00%
contingent deferred sales charge (CDSC fee) if shares are redeemed less than one year after the original purchase.

The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Statement of Operations
For the six months ended April 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,179)	$ 24,001
Interest	14,258
Total Investment Income	38,259

Expenses:
Advisory Fees (Note 4)	14,484
Service Fees (Note 4)	4,635
Distribution Fees (Note 4)	19,312
Total Expenses	38,431

Net Investment Loss	(172)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(47,927)
Net Change in Unrealized Appreciation on Investments	350,710
Realized and Unrealized Gain on Investments	302,783

Net Increase in Net Assets Resulting from Operations	$ 302,611

The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended *
	4/30/2012	10/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (172)	$ (6,484)
Net Realized Loss on Investments	(47,927)	(108,640)
Unrealized Appreciation (Depreciation) on Investments	350,710	(67,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	302,611	(182,922)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	1,992,040	4,118,195
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(176,854)	(1,171,320)
Net Increase in Net Assets from Shareholder Activity	1,815,186	2,946,875

Net Assets:
Net Increase in Net Assets	2,117,797	2,763,953
Beginning of Period	2,863,953	100,000
End of Period (Including Accumulated Undistributed Net Investment Income of $0)	$ 4,981,750	$ 2,863,953

* The Fund commenced investment operations on January 21, 2011.
The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended	(a)
	4/30/2012		10/31/2011

Net Asset Value, at Beginning of Period	$ 9.51		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	-		(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.74		(0.47)
Total from Investment Operations	0.74		(0.49)

Net Asset Value, at End of Period	$ 10.25		$ 9.51

Total Return **	7.78%		(4.90)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,982		$ 2,864
Ratio of Expenses to Average Net Assets	1.99%	***	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01)%	***	(0.27)%	***
Portfolio Turnover	4.19%		41.71%

(a) The Fund commenced operations on January 21, 2011.

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized

The accompanying notes are an integral part of these financial statements.

Pinnacle Capital Management Balanced Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (Unaudited)

1.

ORGANIZATION

The Pinnacle Capital Management Funds Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, and organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on July 6, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Pinnacle Capital Management Balanced Fund (the “Fund”).  The Fund is a diversified fund. The Fund currently offers Class C shares. The investment adviser to the Fund is Pinnacle Capital Management, LLC (the "Adviser").

The Fund seeks long-term capital appreciation, current income, and preservation of capital.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITIES VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended April 30, 2012, related to uncertain tax positions expected to be taken in the Fund’s initial tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

Pinnacle Capital Management Balanced Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (Unaudited)

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

OTHER:  The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest cost first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rate. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

3.

SECURITIES VALUATIONS

SECURITIES VALUATIONS:  As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, open-end funds, and exchange traded funds) are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value,

Pinnacle Capital Management Balanced Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (Unaudited)

or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”) and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities (including corporate bonds and U.S. government agencies and obligations) that are valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. Manually priced securities held by the Fund (if any) are reviewed and ratified by the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as Level 2 or Level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 3,208,115	$ -	$ -	$ 3,208,115
Corporate Bonds	-	1,072,520	-	1,072,520
Exchange Traded Fund	143,902	-	-	143,902
Open-End Funds	158,317	-	-	158,317
U.S. Government Agencies and Obligations	200,258	-	-	200,258
Short Term Investments	197,932	-	-	197,932
Total	$ 3,908,524	$1,072,520	$ -	$ 4,981,044

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any other Level 3 assets during the six months ended April 30, 2012. The Fund did not hold any derivative instruments at any time during the six months ended April 30, 2012. There were no significant transfers into or out of Level 1or Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

4.

RELATED PARTY TRANSACTIONS

INVESTMENT ADVISOR: Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an annual investment management fee of 0.75% of the average daily net assets of the Fund.  For the six months ended April 30, 2012, the Advisor earned $14,484 in Advisory fees.  At April 30, 2012, the Fund owed the Adviser $2,926.

Under the Services Agreement, the Adviser assumes and pays all ordinary expenses of the Fund, except that the Fund pays all management fees, brokerage fees and commissions, taxes, borrowing costs (such as

Pinnacle Capital Management Balanced Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (Unaudited)

(a) interest and (b) dividend expenses on securities sold short), underlying fund fees and expenses, and extraordinary or non-recurring expenses. Under the Services Agreement, the Adviser receives an annual Services Agreement fee of 0.24% of the average daily net assets of the Fund. The Fund may also pay expenses which it is authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  For the six months ended April 30, 2012, the Fund incurred $4,635 in service fees.  At April 30, 2012, the Fund owed $936 in service fees.

Pinnacle Investments, LLC (the “Distributor”), is an affiliate of the Adviser and serves as the principal underwriter and distributor of the Fund’s shares pursuant to an agreement with the Trust.  The Distributor promotes and sells shares of the Fund on a continuous basis.

DISTRIBUTION PLAN: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, as amended. Pursuant to the plan, Class C shares may pay for activities primarily intended to result in the sale of the Fund's Class C shares. This Distribution Plan provides that the Fund will pay the annual rate of 1.00% of the average daily net assets of the Fund's Class C shares. These activities include but are not limited to, payment to the Distributor, securities dealers, and others in respect to the sale of shares of the Fund, the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, shareholder reports, the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund, holding seminars and sales meetings designed to promote the distribution of the Fund’s shares, obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund, training sales personnel regarding the shares of the Fund, providing distribution and shareholder servicing with respect to the Fund's shares and financing any other activity that the Fund’s distributor determines is primarily intended to result in the sale of shares of the Fund. The 1.00% for the Class C shares is comprised of a 0.25% service fee and a 0.75% distribution fee.  For the six months ended April 30, 2012, the Fund incurred $19,312 in distribution fees.  At April 30, 2012, the Fund owed $7,498 in distribution fees.

5.

CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

	Six Months Ended April 30, 2012		January 21, 2011 (commencement of operations) through October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	202,816	$ 1,992,040	413,403	$ 4,118,195
Shares issued in reinvestment of dividends	-	-	-	-
Shares redeemed	(17,936)	(176,854)	(122,354)	(1,171,320)
Net increase	184,880	$ 1,815,186	291,049	$ 2,946,875

Early Redemption Fee - The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.  During the six months ended April 30, 2012, the Fund did not impose any redemption fees.

Sales Charge - There is no sales charge imposed upon purchases of shares, but investors may be subject to a Contingent Deferred Sales Charge ("CDSC"). Specifically, if you redeem your shares of the Fund, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.  During the six months ended April 30, 2012, the Fund did not impose any CDSC fees.

6.

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2012, 71.10% of all outstanding shares of the Fund are owned by National Financial Service Corp., for the benefit of its customers.

Pinnacle Capital Management Balanced Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (Unaudited)

7.

INVESTMENT TRANSACTIONS

For the six months ended April 30, 2012, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $1,617,072 and $158,123, respectively. For the six months ended April 30, 2012, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $199,703 and $0, respectively.

As of April 30, 2012, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation                            $  370,090

Gross (Depreciation)                              (87,178)

Net Depreciation on Investments       $  282,912

At April 30, 2012, the aggregate cost of securities for federal income tax purposes was $4,698,132.

8.

TAX MATTERS

As of October 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital Loss Carryforward

$  (78,051)

Net Unrealized (Depreciation)

    (98,387)

$(176,438)

The difference between book and tax basis unrealized (depreciation) is attributed to the tax deferral of wash sale losses.

During the six months ended April 30, 2012, there were no distributions to shareholders.

During the period of January 21, 2011 (commencement of investment operations) through October 31, 2011, there were no distributions to shareholders.

9.

CAPITAL LOSS CARRYFORWARD

At April 30, 2012, the Fund had available for federal income tax purposes an unused capital loss carryforward of $125,978.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

10.

NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Pinnacle Capital Management Balanced Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (Unaudited)

11.

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT OF 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s fiscal year ending October 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

12.

SUBSEQUENT EVENTS

At a meeting held on May 11, 2012, the Board of Trustees (the “Board”) determined to discontinue the Contingent Deferred Sales Charge (“CDSC”) for the Fund.  At the same meeting, the Board also approved a change in the name of the Fund’s share class from “Class C” to “Investor Class”.

Pinnacle Capital Management Balanced Fund
Expense Illustration
April 30, 2012 (Unaudited)

Expense Example

As a shareholder of the Pinnacle Capital Management Balanced Fund, you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period November 1, 2011 through April 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2011	April 30, 2012	November 1, 2011 to April 30, 2012

Actual	$1,000.00	$1,077.81	$10.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.97	$9.97

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PINNACLE CAPITAL MANAGEMENT BALANCED FUND

ADDITIONAL INFORMATION

April 30, 2012 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 202-1338 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-202-1338.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 202-1338 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT ADVISOR

Pinnacle Capital Management, LLC

100 Limestone Plaza

Fayetteville, New York 13066

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Pinnacle Investments, LLC

100 Limestone

Fayetteville, NY 13066

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.   Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pinnacle Capital Management Funds Trust

By /s/ Joseph Masella

*Joseph Masella

  President and Principal Executive Officer

Date July 9, 2012

By /s/ Stephen J. Fauer

*Stephen J. Fauer

  Principal Financial Officer

Date July 9, 2012

* Print the name and title of each signing officer under his or her signature.